Operations and reorganization - Assets, Liabilities, Statement of Operations and Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operations and reorganization
Allocated expenses from SINA	$ 25,703,000	$ 24,678,000	$ 42,360,000
Interest-free loans to the VIE's shareholders	9,400,000	10,000,000
Aggregate accumulated losses	54,500,000	32,800,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	395,954,000	335,879,000
Property and equipment, net	22,816,000	22,850,000
Intangible assets	1,100,000	1,966,000
Goodwill	10,266,000	11,117,000	11,652,000
Long-term investments	399,933,000	294,679,000	63,777,000	$ 22,255,000
Accounts payable	48,997,000	40,456,000
Accrued and other liabilities	180,142,000	117,040,000
Deferred revenues	48,964,000	39,091,000
Due to related parties		12,188,000
Results of operations of the VIEs and their subsidiaries
Net revenues	655,800,000	477,891,000	334,172,000
Net income (loss)	108,027,000	34,745,000	(65,325,000)
Cash flows of the VIE and its subsidiary
Net cash provided by operating activities	236,244,000	181,971,000	(19,412,000)
Net cash used in investing activities	(96,745,000)	(228,310,000)	13,917,000
Net cash used in financing activities	3,035,000	4,959,000	43,663,000
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs	0	0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries	$ 56,200,000	51,900,000
Term of loan agreements	10 years
Service fees revenue charged to VIE	$ 335,600,000	232,400,000	187,800,000
Term of trademark license agreements	1 year
SINA
Operations and reorganization
Allocated expenses from SINA	$ 25,703,000	24,678,000	42,360,000
Assets and liabilities of the VIEs and their subsidiaries
Accounts receivable due from SINA	18,565,000
Due to related parties		12,188,000
Consolidated VIEs
Operations and reorganization
Allocated expenses from SINA	12,300,000	8,400,000	16,100,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	57,505,000	129,154,000
Accounts receivable	115,338,000	120,937,000
Property and equipment, net	357,000	1,277,000
Intangible assets	1,100,000	1,966,000
Goodwill	9,969,000	10,821,000
Prepayment for long-term investments	144,000	1,660,000
Long-term investments	49,195,000	38,104,000
Deferred tax assets	2,312,000	1,493,000
Accounts receivable due from SINA	12,163,000
Others	28,247,000	26,838,000
Total assets	276,330,000	332,250,000
Accounts payable	25,850,000	18,613,000
Accrued and other liabilities	64,879,000	47,487,000
Deferred revenues	38,313,000	29,567,000
Income tax payable	8,214,000	3,257,000
Due to related parties		8,465,000
Amount due to the subsidiaries of the Group	171,460,000	232,006,000
Deferred tax liability	274,000	477,000
Total liabilities	308,990,000	339,872,000
Results of operations of the VIEs and their subsidiaries
Net revenues	530,598,000	391,568,000	298,767,000
Net income (loss)	(21,758,000)	(10,572,000)	(6,351,000)
Cash flows of the VIE and its subsidiary
Net cash provided by operating activities	(42,556,000)	158,290,000	14,198,000
Net cash used in investing activities	(28,577,000)	(39,965,000)	(9,552,000)
Net cash used in financing activities	(1,148,000)		(5,997,000)
Net increase (decrease) in cash and cash equivalents	(72,281,000)	118,325,000	(1,351,000)
Cost of revenues
Operations and reorganization
Allocated expenses from SINA	11,022,000	6,550,000	1,124,000
Sales and marketing
Operations and reorganization
Allocated expenses from SINA	1,271,000	1,263,000	17,417,000
Product development
Operations and reorganization
Allocated expenses from SINA	9,094,000	12,981,000	17,238,000
General and administrative
Operations and reorganization
Allocated expenses from SINA	$ 4,316,000	$ 3,884,000	$ 6,581,000